Document and Entity Information Document	Oct. 21, 2021	Jul. 29, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 21, 2021
Entity Registrant Name		FEDERAL HOME LOAN BANK OF CHICAGO
Entity Central Index Key		0001331451
Amendment Flag		false
Entity Incorporation, State or Country Code		X1
Entity File Number		000-51401
Entity Tax Identification Number		36-6001019
Entity Address, Address Line One		433 West Van Buren Street, Suite 501S
Entity Address, City or Town		Chicago,
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60607
City Area Code		312
Local Phone Number		565-5700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Document Fiscal Year Focus		2021
Document Fiscal Period Focus		Q3